CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Current assets
Cash and cash equivalents	$ 3,444,421	$ 950,225
Restricted cash	4,070,655	7,192,928
Accounts receivable, net of allowance for doubtful accounts of $939,535 and $868,973 at December 31, 2018 and 2017, respectively	60,586,869	51,699,930
Inventories	17,177,926	13,479,473
Advance to suppliers	69,986,656	71,280,903
Other current assets	26,496	37,390
Total current assets	155,293,023	144,640,849
Property, plant and equipment, net	3,371,387	4,031,534
Land use rights, net	3,422,365	3,697,012
Deferred tax assets	159,136	149,511
TOTAL ASSETS	162,245,911	152,518,906
Current Liabilities
Notes payable-bank acceptance notes	8,722,832	10,253,742
Short-term bank loans	13,593,080	13,947,385
Accounts payables	289,954	359,927
Customer deposits	283,869	316,394
Taxes payable	1,547,882	450,711
Other payables and accrued liabilities	3,980,565	4,236,823
Related Party Customer Deposits Current	4,800,384	0
Due to shareholder	1,695,259	351,499
Long-term bank loans – current portion	7,269,027	0
Total current liabilities	42,182,852	29,916,481
Long-term bank loans	0	7,652,046
TOTAL LIABILITIES	42,182,852	37,568,527
Shareholders' Equity
Ordinary shares, $0.01 par value: 100,000,000 shares authorized; 20,000,000 shares issued; 19,791,110 shares outstanding as both of December 31, 2018 and 2017	200,000	200,000
Additional paid-in capital	33,971,455	33,971,455
Statutory reserve	7,764,813	6,672,254
Retained earnings	68,673,562	59,386,668
Treasury stock, at cost: 208,890 shares as both of December 31, 2018 and 2017	(192,153)	(192,153)
Accumulated other comprehensive income/(loss)	(4,044,969)	2,227,334
TOTAL SHAREHOLDERS' EQUITY	106,372,708	102,265,558
Non-controlling interest	13,690,351	12,684,821
TOTAL EQUITY	120,063,059	114,950,379
TOTAL LIABILITIES AND SHAREHOLDERS' EQUITY	$ 162,245,911	$ 152,518,906